Tax - Disclosure of reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax from continuing operations	£ 4,747	£ 4,223	£ 4,867
Tax charge based on the applicable UK corporation tax rate of 25% (2023: 23.5%, 2022: 19%)	1,187	992	925
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 23% (2023: 23.6%, 2022: 22.3%))	(95)	3	160
Recurring items:
Non-creditable taxes including withholding taxes	95	124	117
Adjustments in respect of prior years	80	14	(157)
Changes in recognition of deferred tax and effect of unrecognised tax losses	69	(58)	(146)
Impact of UK bank levy being non-deductible	47	35	28
Non-deductible expenses	44	47	28
Banking surcharge and other items	(32)	(74)	(12)
Non-taxable gains and income	(74)	(60)	(129)
Tax relief on holdings of inflation-linked government bonds	(157)	(194)	(510)
Tax relief on payments made under AT1 instruments	(189)	(174)	(136)
Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	0	0	183
Non-deductible provisions for investigations and litigation	2	0	85
Non-deductible provisions for UK customer redress	22	7	49
Tax charge	£ 999	£ 662	£ 485
UK Corporation tax rate	25.00%	23.50%	19.00%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	(2.00%)	0.10%	3.30%
Recurring items, percentages
Non-creditable taxes including withholding taxes, percentage	2.00%	3.00%	2.40%
Adjustments in respect of prior years, percentage	1.70%	0.30%	(3.20%)
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	1.50%	(1.40%)	(3.00%)
Impact of UK bank levy being non-deductible, percentage	1.00%	0.80%	0.60%
Non-deductible expenses, percentage	0.90%	1.10%	0.60%
Banking surcharge and other items, percentage	(0.70%)	(1.80%)	(0.30%)
Non-taxable gains and income, percentage	(1.60%)	(1.40%)	(2.60%)
Tax relief on holdings of inflation-linked government bonds, percentage	(3.30%)	(4.60%)	(10.50%)
Tax relief on payments made under AT1 instruments, percentage	(4.00%)	(4.10%)	(2.80%)
Non-recurring items, percentages
Remeasurement of UK deferred tax assets due to tax rate changes, percentage	0.00%	0.00%	3.80%
Non-deductible provisions for investigations and litigation, percentage	0.00%	0.00%	1.70%
Non-deductible provisions for UK customer redress, percentage	0.50%	0.20%	1.00%
Total tax charge, percentage	21.00%	15.70%	10.00%
UK banking surcharge rate	3.00%	3.00%	3.00%
Weighted average
Non-recurring items:
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	23.00%	23.60%	22.30%